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                                ING MUTUAL FUNDS
                          ING Global Bond Fund ("Fund")

                         Supplement dated July 24, 2006
    to the Class A, Class B and Class C Prospectus and the Class I Prospectus
                            each dated June 19, 2006

          Effective immediately, the single shareholder of the Fund approved changing the Fund's sub-classification under Section 5 of the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified." The Prospectuses for the Fund are hereby revised as follows:

     1. The following is added after the fifth paragraph in the section entitled "ING Global Bond Fund - Principal Investment Strategies" on page 2 of the Class A, Class B and Class C Prospectus and Class I
          Prospectus:

               The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

     2. The following risk is added after "Credit" risk in the section entitled "ING Global Bond Fund - Risks" on page 2 of the Class A, Class B and Class C Prospectus and Class I Prospectus:

               NON-DIVERSIFICATION - the Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act"). If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single issuer, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

     3. The following risk is after "Mortgage-Related Securities" risk in the section entitled "More Information About Risks- Principal Risks" on page 18 of the Class A, Class B and Class C Prospectus and on page 14 of the Class I Prospectus:

               NON-DIVERSIFIED INVESTMENT COMPANY. The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Fund. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate

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               more than that of a diversified investment company. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                ING MUTUAL FUNDS
                          ING Global Bond Fund ("Fund")

                         Supplement dated July 24, 2006
               to the Class A, Class B, Class C and Class I Shares
         Statement of Additional Information ("SAI") dated June 19, 2006

     Effective immediately, the single shareholder of the Fund approved changing the Fund's sub-classification under Section 5 of the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified." The SAI for the Fund is hereby revised as follows:

     1. The sub-section entitled "Diversification" in the section entitled "Supplemental Description of Fund Investments and Risks" on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

               DIVERSIFICATION

               Non-Diversified Investment Company. The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

     2. The second fundamental investment restriction in the sub-section entitled "ING Global Bond Fund" in the section entitled "Fundamental Investment Restrictions and Policies" on page 53 of the SAI is hereby deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE